Schedule of Contract Liabilities (Details) (Parenthetical) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Authorisation Of Consolidated Financial Statements For Issue
Amounts due to the directors	$ 3,654	$ 12,587	$ 2,941